Property and Equipment, Net (Tables)	6 Months Ended
Sep. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	As of September 30, 2024 and March 31, 2024, property and equipment, net, consisted of the following:
	As of
	September 30,	March 31,
	2024	2024
Computer equipment	$19,238	$39,083
Furniture and office equipment	1,030	6,505
Leasehold improvements	212,334	33,800
Less: accumulated depreciation	(23,244)	(59,086)
Total property and equipment, net	$209,358	$20,302